Income taxes - Changes net deferred taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities
Net deferred tax balance, as of January 1	€ 3,148	€ 3,502	€ 990
Recognized in income statement	59	(391)	2,454
Recognized in other comprehensive income	(77)	51	56
Acquisitions through business combinations	2	0	0
Disposals	(75)	0	0
Other	0	(3)	2
Translation differences	(20)	(8)	2
Net deferred tax balance, as of December 31	3,037	3,148	3,502
Discontinued Operations
Deferred tax assets and liabilities
Recognized in income statement	€ 0	€ (3)	€ (2)